UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    aAd Capital Management, L.P.
Address: 420 Stevens Avenue, Suite 210
         Solana Beach, CA  92075

13F File Number:  28-12436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel P. Wimsatt, CFA
Title:     Chief Investment Officer
Phone:     858.427.1437

Signature, Place, and Date of Signing:

  /s/  Daniel P. Wimsatt     Solana Beach, CA     August 02, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $68,376 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     1848   200000 SH       SOLE                   200000        0        0
ANADIGICS INC                  COM              032515108     1308   300000 SH       SOLE                   300000        0        0
ART TECHNOLOGY GROUP INC       COM              04289L107     1368   400000 SH       SOLE                   400000        0        0
BRIDGEPOINT ED INC             COM              10807M105     1581   100000 SH       SOLE                   100000        0        0
CARRIZO OIL & CO INC           COM              144577103     1398    90000 SH       SOLE                    90000        0        0
CERAGON NETWORKS LTD           ORD              M22013102     1110   150000 SH       SOLE                   150000        0        0
CHINA NEW BORUN CORP           ADR              16890T105      585   100000 SH       SOLE                   100000        0        0
CONSOL ENERGY INC              COM              20854P109     2363    70000 SH       SOLE                    70000        0        0
CORINTHIAN COLLEGES INC        COM              218868107     2955   300000 SH       SOLE                   300000        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109     1807   180000 SH       SOLE                   180000        0        0
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     1672    95000 SH       SOLE                    95000        0        0
ENTROPIC COMMUNICATIONS INC    COM              29384R105     1268   200000 SH       SOLE                   200000        0        0
FINISAR CORP                   COM NEW          31787A507     5960   400000 SH       SOLE                   400000        0        0
FSI INTL INC                   COM              302633102     1802   430000 SH       SOLE                   430000        0        0
GAIAM INC                      CL A             36268Q103      911   150000 SH       SOLE                   150000        0        0
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     1419   150000 SH       SOLE                   150000        0        0
HYPERCOM CORP                  COM              44913M105     1392   300000 SH       SOLE                   300000        0        0
JAMBA INC                      COM              47023A101      533   250000 SH       SOLE                   250000        0        0
JOHNSON CTLS INC               COM              478366107     2687   100000 SH       SOLE                   100000        0        0
KOPIN CORP                     COM              500600101     1356   400000 SH       SOLE                   400000        0        0
KULICKE & SOFFA INDS INC       COM              501242101     1053   150000 SH       SOLE                   150000        0        0
LOUISIANA PAC CORP             COM              546347105     2007   300000 SH       SOLE                   300000        0        0
NASDAQ OMX GROUP INC           COM              631103108     1778   100000 SH       SOLE                   100000        0        0
OCLARO INC                     COM NEW          67555N206     1664   150000 SH       SOLE                   150000        0        0
PENSKE AUTOMOTIVE GRP INC      COM              70959W103     1704   150000 SH       SOLE                   150000        0        0
QKL STORES INC                 COM              74732Y105     1478   352000 SH       SOLE                   352000        0        0
RF MICRODEVICES INC            COM              749941100     3128   800000 SH       SOLE                   800000        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102     5037   300000 SH       SOLE                   300000        0        0
TRANSOCEAN LTD                 REG SHS          H8817H100     3243    70000 SH       SOLE                    70000        0        0
VERIFONE SYS INC               COM              92342Y109     1893   100000 SH       SOLE                   100000        0        0
WAL MART STORES INC            COM              931142103     4807   100000 SH       SOLE                   100000        0        0
WARNACO GROUP INC              COM NEW          934390402     3614   100000 SH       SOLE                   100000        0        0
WONDER AUTO TECHNOLOGY INC     COM              978166106     1647   225000 SH       SOLE                   225000        0        0